CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and cash equivalents	$ 369,023	$ 668,407
Accounts receivable (net of allowance for doubtful accounts of -0- and -0- respectively)	665,154	396,847
Inventories (net of reserve of $93,338)	1,358,146	304,882
Prepaid expenses and other current assets	151,051	127,704
Total Current Assets	2,543,374	1,497,840
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $5,068,522 and $4,659,670, respectively	4,028,943	4,284,786
INTANGIBLE ASSETS - net of accumulated amortization of $-0- and $-0-, respectively	694,426	642,848
OTHER ASSETS
Investment in Novel Laboratories, Inc.	3,329,322	3,329,322
Security deposits	14,314	14,913
Restricted cash - debt service for EDA bonds	267,820	280,585
EDA bond offering costs, net of accumulated amortization of $107,519 and $93,030, respectively	246,934	261,423
Total Other Assets	3,858,390	3,886,243
TOTAL ASSETS	11,125,133	10,311,717
LIABILITIES AND STOCKHOLDERS' DEFICIT
EDA bonds payable	3,385,000	3,385,000
Short term loans and current portion of long-term debt	606,296	13,316
Accounts payable and accrued expenses	1,325,126	1,066,494
Deferred revenues - current	13,333	13,333
Preferred share derivative interest payable	27,500	70,966
Total Current Liabilities	5,357,255	4,549,109
LONG TERM LIABILITIES
Deferred revenues	152,223	165,558
Other long term liabilities	91,571	87,404
Derivative liability - preferred shares	6,334,621	8,506,106
Derivative liability - warrants	7,862,848	11,987,222
Total Long Term Liabilities	14,441,263	20,746,290
TOTAL LIABILITIES	19,798,518	25,295,399
STOCKHOLDERS' DEFICIT
Common stock - par value $0.001, Authorized 690,000,000 shares. Issued 374,493,959 shares and 331,649,738 shares, respectively. Outstanding 374,393,959 shares and 331,549,738 shares, respectively.	374,495	331,650
Additional paid-in-capital	119,690,336	114,910,812
Accumulated deficit	(128,431,375)	(129,919,303)
Treasury stock at cost (100,000 common shares)	(306,841)	(306,841)
TOTAL STOCKHOLDERS' DEFICIT	(8,673,385)	(14,983,682)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 11,125,133	$ 10,311,717